Cutwater Multi-Sector Inflation Protection Fund
Cutwater Multi-Sector Inflation Protection Fund
Investment Objective
The Cutwater Multi-Sector Inflation Protection Fund (the “Multi-Sector Fund”) seeks long-term preservation of capital and protection of capital against declines in real purchasing power.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 26 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Cutwater Multi-Sector Inflation Protection Fund	Class A		Class C		Institutional
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	4.00%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%		1.00%		1.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Cutwater Multi-Sector Inflation Protection Fund		Class A	Class C	Institutional
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.01%	1.76%	0.76%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares, Class C shares and Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Cutwater Multi-Sector Inflation Protection Fund (USD $)	1 year	3 years
Class A	499	709
Class C	179	554
Institutional	78	243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Summary of Principal Investment Strategies

The Multi-Sector Fund normally invests at least 80% of its assets in the following:  (i) inflation protected fixed income securities and other fixed income securities; (ii) real estate-related securities; and (iii) commodity/natural resource-related securities.  To gain exposure to the real estate and commodities markets the Fund will invest in derivative securities (backed by short-term investment grade securities) including structured notes, index-linked instruments, real estate-linked instruments, commodity-linked instruments, swap agreements, options, futures and options on futures.  It is anticipated that approximately 75% of the Fund’s assets will be invested in derivative instruments.  The Fund may also invest in common and preferred stocks and convertible securities of issuers in commodity-related industries and real-estate related industries and other financial instruments and securities including interests in baskets of equity securities, real estate investment trusts (“REITs”), exchange-traded funds (“ETFs”) and other investment companies.

None of the identified inflation-sensitive sectors provide a complete hedge against inflation; however, the Adviser believes that allocating a portfolio among fixed income, real estate-related and commodity/natural resource-related securities will provide greater protection against inflation than investing in only one of these sectors.  The Adviser will monitor and review the Fund’s allocations among the inflation-sensitive sectors and may rebalance the Fund’s allocations, as it deems appropriate.

The average portfolio duration of the Fund’s fixed income investments will vary based on the Adviser’s assessment of current and future interest rate trends and, under normal market conditions, is not expected to exceed 7 years.  The Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate risk.  Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. The Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate risk.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund’s NAV, yield and total return.  It is possible to lose money by investing in the Fund.

•                  Commodity-Related Risk:  The Fund’s investments in commodity / natural resource-related securities and commodity-linked derivative instruments, may subject that Fund to greater volatility than investments in traditional securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•                  Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•                  Deflation Risk:  Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

•                 Derivatives Risk:  Derivative instruments involve risks different from direct investments in underlying securities.  These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

•       High Yield Securities Risk:  High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

•                  Interest Rate Risk: The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.

•                  Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•                  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•                  Non-Diversification Risk:  The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund.  An investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•                  Prepayment Risk:  The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

•                  Real Estate Industry Risk:  The Fund will invest in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.  The price of a real estate company’s shares may drop because of factors such as the failure of the real estate company borrowers to pay their loans and poor management.  Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment Company Act of 1940, as amended (“1940 Act”).

•                  U.S. Government Agencies Securities Risk:  Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the Multi-Sector Fund may be suitable for investors who seek long-term preservation of purchasing power and are willing to tolerate some short-term volatility.

Performance Information
The Fund’s performance is only shown when the Fund has had a full calendar year of operations.